Basis of preparation	12 Months Ended
Dec. 31, 2020
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of preparation
2.	Basis of preparation
a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were authorized for issue by the Board of Directors on February 18, 2021.

b)	Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis except for the following material items in the statements of financial position:

•	investment in equity securities, derivative financial instruments and contingent considerations are measured at fair value;
•	liabilities for cash-settled share-based payment arrangements are measured at fair value in accordance with IFRS 2;
•	the defined benefit pension plan liability is recognized as the net total of the present value of the defined benefit obligation less the fair value of the plan assets; and
•	assets and liabilities acquired in business combinations are measured at fair value at acquisition date.

These consolidated financial statements are expressed in U.S. dollars, except where otherwise indicated.

c)	Functional and presentation currency

The Company has elected to change its presentation currency from Canadian dollars (“CAD” or “CDN$”) to United States dollars (“U.S. dollars” or “USD”) effective December 31, 2020. Management is of the view that financial reporting in USD provides a more relevant presentation of the group’s financial position in comparison to its peers. The change in presentation currency is a voluntary change which is accounted for retrospectively. For comparative purposes, the historical consolidated financial statements have been recast to U.S. dollars using the procedures outlined below:

•	Consolidated Statements of Income, Comprehensive Income, and Cash Flows have been translated into U.S. dollars using average foreign currency rates prevailing for the relevant periods.
•	Assets and liabilities in the Consolidated Statement of Financial Position have been translated into U.S. dollars at the closing foreign currency rates on the relevant balance sheet dates.
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Equity in the Consolidated Statement of Financial Position and Consolidated Statement of Changes in Equity, including foreign currency translation reserve and net investment hedge, retained earnings, share capital, contributed surplus and other reserves, have been translated into U.S. dollars using historical rates.

•	Consolidated Earnings per share and dividend disclosures have also been translated to U.S. dollars to reflect the change in presentation currency.

The Company has also presented an opening consolidated statement of financial position as at January 1, 2019 in USD which does not reflect adjustments related to the adoption of IFRS 16, which has been derived from the consolidated financial statements as at and for the year ended December 31, 2018. The Company’s consolidated financial statements are now presented in U.S. dollars. All information in these consolidated financial statements is presented in USD unless otherwise specified.

The Company’s functional currency remains Canadian dollar. Translation gains and losses from the application of the U.S. dollar as the presentation currency while the Canadian dollar is the functional currency are included as part of the cumulative foreign currency translation adjustment.

All financial information presented in U.S. dollars has been rounded to the nearest thousand.

d)	Use of estimates and judgments

The preparation of the accompanying financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions about future events. These estimates and the underlying assumptions affect the reported amounts of assets and liabilities, the disclosures about contingent assets and liabilities, and the reported amounts of revenues and expenses. Such estimates include the valuation of goodwill and intangible assets, the measurement of identified assets and liabilities acquired in business combinations, income tax provisions and the self-insurance and other provisions and contingencies. These estimates and assumptions are based on management’s best estimates and judgments.

Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Management adjusts such estimates and assumptions when facts and circumstances dictate. Actual results could differ from these estimates. Changes in those estimates and assumptions resulting from changes in the economic environment will be reflected in the financial statements of future periods.

Information about critical judgments, assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year is included in the following notes:

Note 5 – Establishing the fair value of intangible assets related to business combinations;

Note 11 – Determining estimates and assumptions related to the determination of the recoverable amount of goodwill when it is tested for impairment; and

Note 17 – Determining estimates and assumptions related to the evaluation of provisions for self-insurance and litigations.